CONVERTIBLE NOTES (Details Narrative) - USD ($)	Feb. 08, 2023	Feb. 07, 2023	Jun. 08, 2022	Mar. 28, 2022
10% Fixed Convertible Secured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount				$ 400,000
Fast Capital LLC [Member]
Debt Instrument [Line Items]
Interest rate			10.00%
Quick Capital L L C [Member]
Debt Instrument [Line Items]
Interest rate		12.00%
Conversion price		$ 0.05
Number of warrants issued		1,211,111
Warrant exercise price		$ 0.05
Warrant term		5 years
Aes Capital Management L L C [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Conversion price	$ 0.0002